S-K 1602, SPAC Registered Offerings	Jun. 18, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]

We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, each holder of public shares (who is not the Sponsor, a Founder, Officer or Director (as those terms are defined in the amended and restated memorandum and articles of association) will be offered an opportunity to redeem their public shares upon effectiveness of any such extension at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes payable (other than Excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to applicable law.

If we are unable to complete our initial business combination within the completion window and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes (other than excise or similar taxes) and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the $308,500,000 in gross proceeds we receive from this offering and the sale of the private placement warrants described in this prospectus, or $353,500,000 if the underwriters’ over-allotment option is exercised in full, $300,000,000 ($10.00 per unit), or $345,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $6,000,000 in underwriting discounts and commissions payable upon the closing of this offering (whether or not the underwriters’ option to purchase additional units is exercised) and an aggregate of $2,750,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering, including $250,000 to reimburse us for certain of our expenses in connection with this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay our taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest to pay our taxes, other than excise taxes, if any, and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association prior to the consummation of the initial business combination (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 308,500,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement warrants, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

We have developed the following high level, non-exclusive investment criteria that we will use to screen for and evaluate target businesses. We will seek to acquire a business that:

•        operates in disruptive growth industries;

•        utilizes our global network of contacts, which provides access to differentiated deal flow and significant deal-sourcing capabilities;

•        has a strong, experienced management team, or provides a platform to assemble an effective management team with a track record of driving growth and profitability;

•        provides a platform for add-on acquisitions, which we believe will be an opportunity for our sponsor and its members and management team to deliver incremental shareholder value post-acquisition;

•        would benefit from our Co-Founders’ and management team’s experience, which can be applied to improve the operations and market position of the target;

•        has a defensible market position, with demonstrated advantages when compared to its competitors and which create barriers to entry against new competitors;

•        has a differentiated or unique product offering with multiple avenues for growth and margin expansion;

•        is at an inflection point, such as requiring additional management expertise, is able to innovate through new operational techniques, or where we believe we can drive improved financial performance;

•        is a fundamentally sound company that is underperforming its potential;

•        exhibits unrecognized value or other characteristics, desirable returns on capital, and a need for capital to achieve the company’s growth strategy, that we believe has been misevaluated by the marketplace based on our analysis and due diligence review;

•        has a diversified customer base better positioned to endure economic downturns, changes in the industry landscape and evolving customer, supplier and competitor preferences;

•        will offer an attractive risk-adjusted return for our shareholders, potential upside from growth in the target business and an improved capital structure that will be weighed against any identified downside risks; and

•        can benefit from being publicly traded, is prepared to be a publicly traded company, and can utilize access to broader capital markets.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as on other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation materials or tender offer documents that we would file with the SEC.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes, if any, payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Bleichroeder Sponsor 3 LLC	11,500,000 Class B Ordinary Shares	$25,000
Bleichroeder Sponsor 3 LLC Inflection Point Fund I LP

5,000,000 private placement warrants to be purchased simultaneously with the closing of this offering (whether or not the underwriters’ over-allotment option is exercised in full), the warrants underlying which may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders

$5,000,000 (whether or not the underwriters’ over-allotment option is exercised in full)
	Up to $500,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses

Up to $2,000,000 in working capital loans, which loans may be convertible into private placement warrants at a price of $1.00 per warrant at the option of the lender. The warrants included in such units may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement that may result in material dilution to our public shareholders

Working capital loans to finance transaction costs in connection with an initial business combination
	$5,000 per month	Office space, administrative and shared personnel support services
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Bleichroeder Sponsor 3 LLC Michel Combes Andrew Gundlach Marcello Padula Robert Folino Christopher Kellen Clemence Rasigni	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
	Anti-dilution protection upon increase of offering size	Issuance of additional Class B ordinary shares if the offering size increases
Bleichroeder Sponsor 3 LLC Michel Combes Andrew Gundlach Marcello Padula Robert Folino Christopher Kellen Clemence Rasigni	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

MJP Advisory Group

Upon consummation of this offering, we will pay MJP Advisory $18,000 per month plus out-of-pocket expenses for his services as Chief Executive Officer, pursuant to an advisory agreement; upon completion of our initial business combination or our liquidation, an amount equal to $600,000 less the total amount of all such monthly payments made up to that time shall be payable under such agreement, as further described in this prospectus

Services as Chief Executive Officer

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding Class A ordinary shares.

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-for-one basis upon conversion of the Class B ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement warrants) and (B) assume the issuance of 30,000,000 Class A ordinary shares (or 34,500,000 Class A ordinary shares if the over-allotment option is exercised in full) and 11,500,000 founder shares (up to 1,500,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private placement warrants) and (B) assume the issuance of 30,000,000 Class A ordinary shares (or 34,500,000 Class A ordinary shares if the over-allotment option is exercised in full) and 11,500,000 founder shares (up to 1,500,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of April 10, 2026, our net tangible book deficit was $183,901, or approximately (0.02) per Class B ordinary share. The following table illustrates what the Adjusted NTBVPS at April 10, 2026 would have been to the public shareholders on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming the full exercise and no exercise of the over-allotment option, as compared to the adjusted price per unit:

As of April 10, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.22	6.67	3.33	5.80	4.20	4.19	5.81	0.15	9.85
Assuming No Exercise of Over-Allotment Option
$7.24	6.69	3.31	5.82	4.18	4.20	5.80	0.15	9.85

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the Adjusted NTBVPS was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	7.26	7.24	6.71	6.69	5.84	5.82	4.22	4.21	0.17	0.17
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.24	7.22	6.69	6.67	5.82	5.80	4.20	4.19	0.15	0.15
Dilution to public shareholders	$2.76	$2.78	$3.31	$3.33	$4.18	$4.20	$5.80	$5.81	$9.85	$9.85
Percentage of dilution to public shareholders	27.60%	27.80%	33.10%	33.30%	41.80%	42.00%	58.00%	58.10%	98.50%	98.50%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(183,901)	$(183,901)	$(183,901)	$(183,901)	$(183,901)	$(183,901)	$(183,901)	$(183,901)	$(183,901)	$(183,901)
Net proceeds from this offering and the sale of the private placement warrants(1)	301,700,000	346,700,000	301,700,000	346,700,000	301,700,000	346,700,000	301,700,000	346,700,000	301,700,000	346,700,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	183,314	183,314	183,314	183,314	183,314	183,314	183,314	183,314	183,314	183,314
Less: Deferred underwriting commissions	(12,000,000)	(14,700,000)	(9,000,000)	(11,025,000)	(6,000,000)	(7,350,000)	(3,000,000)	(3,675,000)	—	—
Less: Over-allotment liability	(235,800)	—	(235,800)	—	(235,800)	—	(235,800)	—	(235,800)	—
Less: Amounts paid for redemptions(2)	—	—	(75,000,000)	(86,250,000)	(150,000,000)	(172,500,000)	(225,000,000)	(258,750,000)	(300,000,000)	(345,000,000)
	289,463,613	331,999,413	217,463,613	249,424,413	145,463,613	166,849,413	73,463,613	84,274,413	1,463,613	1,699,413
Denominator:
Ordinary shares outstanding prior to this offering	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000
Ordinary shares forfeited if over-allotment is not exercised	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—
Ordinary shares offered	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000
Less: Ordinary shares redeemed	—	—	(7,500,000)	(8,625,000)	(15,000,000)	(17,250,000)	(22,500,000)	(25,875,000)	(30,000,000)	(34,500,000)
	40,000,000	46,000,000	32,500,000	37,375,000	25,000,000	28,750,000	17,500,000	20,125,000	10,000,000	11,500,000

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $800,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $5,000,000 in the aggregate (whether or not the underwriters’ option to purchase additional units is exercised), payable to CCM (excluding deferred underwriting commissions). See “Use of Proceeds” on page 100 for more information.

(2)     Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units other than those sold pursuant to the underwriters’ option to purchase additional units and $0.60 per unit on units sold pursuant to the underwriters’ option to purchase additional units, or up to $12,000,000 in the aggregate payable to CCM for deferred underwriting commissions, but such $0.40 per unit in deferred underwriting commissions on all units sold in this offering and pursuant to the underwriters’ over-allotment option, shall be due solely on amounts remaining in the trust account following all properly submitted shareholder redemptions in connection with the consummation of our initial business combination. See “Underwriting” on page 205 for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities” on page 135 for more information.